Commitments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Commitments
NOTE 26.	COMMITMENTS

A.
PMI CIM has entered into several contracts for the sale of crude oil on the international market to foreign companies. The terms and conditions of these contracts are specific to each client, and their durations may be indefinite (evergreen contracts) or they may contain a minimum obligatory period (long-term contracts).

B.
PEMEX has entered into a nitrogen supply contract for the pressure maintenance program at the Cantarell complex. During 2007, an additional contract was entered into with the purpose of supplying nitrogen to the Ku-Maloob-Zap complex and extending the original contract until 2027. At December 31, 2021 and 2020, the value of the nitrogen to be supplied during the term of the contract was approximately U.S.$ 1,451,362 and U.S.$ 1,617,167, respectively. In the event of the annulment of the contract and depending on the circumstances, PEMEX has the right or the obligation to acquire the vendor’s nitrogen plant under the terms of the contract.

Estimated future payments under this contract for upcoming fiscal years are as follows:

2022	U.S.$	260,064
2023		263,825
2024		265,561
2025		265,389
2026		266,240
2027 and thereafter		130,283

Total	U.S.$	1,451,362

C.	As of December 31, 2021, PEMEX had entered into FPWCs by means of which the contractor manages and is responsible for financing performance of the work to be undertaken.
As of December 31, 2021 and 2020, the estimated value of these contracts was as follows:

Maturity	2021		2020
Up to 1 year	Ps.	488,438	Ps.	1,046,436
1 to 3 years		294,662		1,339,040
4 to 5 years		—		376,916

Total	Ps.	783,100	Ps.	2,762,392

D.
As of December 31, 2021 and 2020, the estimated value of the contracts that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2021		2020
Up to 1 year	Ps.	181,088,750	Ps.	39,162,033
1 to 3 years		177,187,792		274,421,535
4 to 5 years		124,716,836		23,055,268
More than 5 years		22,643,024		37,518,571

Total	Ps.	505,636,402	Ps.	374,157,407